FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity risk (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying value
Trade payables and payables to merchants	₺ 4,062,149	₺ 2,024,549
Lease liabilities	211,250	144,056
Bank borrowings	193,184	347,436
Due to related parties	9,047	3,930
Total	4,475,630	2,519,971
Contractual undiscounted cash flow
Trade payables and payables to merchants	4,090,295	2,035,688
Lease liabilities	261,177	181,997
Bank borrowings	199,832	368,070
Due to related parties	9,047	3,930
Total	4,560,351	2,589,685
Up to 3 months
Contractual undiscounted cash flow
Trade payables and payables to merchants	4,090,295	2,035,688
Lease liabilities	31,377	13,526
Bank borrowings	198,372	368,070
Due to related parties	9,047	3,930
Total	4,329,091	2,421,214
3 - 12 months
Contractual undiscounted cash flow
Lease liabilities	89,877	48,360
Bank borrowings	1,460
Total	91,337	48,360
1 - 5 years
Contractual undiscounted cash flow
Lease liabilities	139,923	120,111
Total	₺ 139,923	₺ 120,111